                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2003

1    William Blair Funds
     222 West Adams Street
     Chicago, IL 60606

                           ---------------------------
2                                        X
                           ---------------------------

3    811-5344

4(a) December 31, 2003

4(b)

4(c)

5

                        (i)                                      $3,588,282,458

                       (ii)             $2,468,425,038

                      (iii)                          0

                       (iv)                          0           $2,468,425,038

                        (v)                                      $1,119,857,420

                       (vi)                          0

                      (vii)                                          X .0001267

                     (viii)                                      $   141,885.94

6            Not applicable

7

8

     -----------------------
9                         X wire transfer
     -----------------------

by   Terence M. Sullivan
     Treasurer

     February 27, 2004

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2003

           Sales                                     Shares           Amount
           -----                                     ------           ------

Growth Fund                                          3,278,301    $   29,112,941

Ready Reserves Fund                              1,648,639,357    $1,670,573,098

Income  Fund                                        13,187,542    $  139,094,539

International Growth Fund                           65,152,838    $1,012,997,320

Value Discovery Fund                                 2,899,006    $   53,180,558

Tax-Managed Growth Fund                                153,168    $    1,159,022

Large Cap Growth Fund                                  221,885    $    1,147,534

Small Cap Growth Fund                               20,587,633    $  400,135,830

Institutional International Growth Fund             20,771,918    $  247,919,327

Small-Mid Cap Growth Fund                              369,526    $    3,694,552
                                                 -------------    --------------

                                                 1,775,261,174    $3,559,014,721

Reinvestments                                    Shares           Amount

Growth Fund                                              0               $0
                                                         -               --

Ready Reserves Fund                                  8,334,186    $    8,334,186

Income Fund                                            972,617    $   10,207,347

International Growth Fund                              136,757    $    2,456,590

Value Discovery Fund                                         0    $            0

Tax-Managed Growth Fund                                      0    $            0

Large Cap Growth Fund                                        0    $            0

Small Cap Growth Fund                                  343,611    $    7,200,405

Institutional International Growth Fund                 82,058    $    1,069,210

Small-Mid Cap Growth Fund                                    0    $            0
                                                 -------------    --------------
                                                     9,869,229    $   29,267,738
                                                 -------------    --------------

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2003

Total sales and reinvestments                        Shares           Amount

Growth Fund                                          3,278,301    $   29,112,941

Ready Reserves Fund                              1,656,973,543    $1,678,907,284

Income Fund                                         14,160,159    $  149,301,886

International Growth Fund                           65,289,595    $1,015,453,910

Value Discovery Fund                                 2,899,006    $   53,180,558

Tax-Managed Growth Fund                                153,168    $    1,159,022

Large Cap Growth Fund                                  221,885    $    1,147,534

Small Cap Growth Fund                               20,931,244    $  407,336,235

Institutional International Growth Fund             20,853,976    $  248,988,537

Small-Mid Cap Growth Fund                              369,526    $    3,694,552
                                                 -------------    --------------

                                                 1,785,130,403    $3,588,282,459



Redemptions                                          Shares           Amount

Growth Fund                                          6,800,451    $   60,684,426

Ready Reserves Fund                              1,827,009,221    $1,848,925,510

Income Fund                                          7,154,537    $   75,240,353

International Growth Fund                           22,823,979    $  337,010,482

Value Discovery Fund                                 4,177,157    $   73,572,400

Tax-Managed Growth Fund                                111,105    $      844,810

Large Cap Growth Fund                                  433,601    $    2,162,098

Small Cap Growth Fund                                2,944,472    $   53,532,676

Institutional International Growth Fund              1,411,894    $   16,452,284

Small-Mid Cap Growth Fund                                    0    $            0
                                                 -------------    --------------

                                                 1,872,866,417    $2,468,425,039

                              William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                               December 31, 2003


Net sales and reinvestments                        Shares             Amount

Growth Fund                                     (3,522,150)        ($31,571,485)

Ready Reserves Fund                           (170,035,679)       ($170,018,226)

Income  Fund                                     7,005,622          $74,061,533

International Growth Fund                       42,465,616         $678,443,428

Value Discovery Fund                            (1,278,151)        ($20,391,842)

Tax-Managed Growth Fund                             42,063             $314,212

Large Cap Growth Fund                             (211,716)         ($1,014,564)

Small Cap Growth Fund                           17,986,772         $353,803,559

Institutional International Growth Fund         19,442,082         $232,536,253

Small-Mid Cap Growth Fund                          369,526           $3,694,552
                                                   -------           ----------

                                               (87,736,015)      $1,119,857,420